SHARE-BASED PAYMENTS - Options granted to non-employees (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Nov. 16, 2021 shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Number of options
Number of options, Granted (in shares) | shares			0		0		0
Weighted-average remaining contractual term
Recognized the remaining unrecognized share-based compensation expenses | ¥		¥ 0	¥ 0
Options granted to non-employees. | Stock Incentive Plan 2008 [Member]
Number of options
Number of options, Beginning of the year (in shares) | shares			1,439,177
Number of options, Exercised (in shares) | shares			(43,400)
Number of options, Forfeited (in shares) | shares			(28,000)
Number of options, End of the year (in shares) | shares			1,367,777		1,439,177
Vested and expected to vest, End of the year (in shares) | shares		1,838,173	1,838,173					1,838,173
Exercisable, End of the year (in shares) | shares		1,367,777	1,367,777					1,367,777
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)		¥ 0.70
Weighted-average exercise price, Exercised (in dollars per share)		0.01
Weighted-average exercise price, Canceled (in dollars per share)		0.50
Weighted-average exercise price, End of the year (in dollars per share)		0.73		$ 0.70
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)		0.65
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)		0.73
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)		2.47
Weighted-average grant-date fair value, Exercised (in dollars per share)		¥ 0.24
Weighted-average grant-date fair value, Canceled (in dollars per share)		0.12
Weighted-average grant-date fair value, End of the year (in dollars per share)		¥ 2.58		$ 2.47
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)		2.43
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)		¥ 2.58
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)			4 years 10 months 28 days		5 years 7 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)			4 years 4 months 13 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)			4 years 10 months 28 days
Intrinsic value of options exercised | ¥			¥ 0		¥ 0		¥ 20,457
Number of options, Exercised (in shares) | shares			43,400
Unrecognized share-based compensation expenses of unvested and vested but not exercisable | $								$ 0
Restricted Stock Units (RSUs) [Member]
Number of options
Granted (in shares) | shares	1,235,896
Weighted-average remaining contractual term
Recognized the remaining unrecognized share-based compensation expenses | ¥				$ 18,181	¥ 18,181
Restricted Stock Units (RSUs) [Member] | Stock Incentive Plan 2017 [Member]
Number of options
Number of options, Beginning of the year (in shares) | shares			7,133,593
Number of options, Granted (in shares) | shares			2,449,200
Number of options, Vested and issued (in shares) | shares			(4,419,335)
Number of options, Forfeited (in shares) | shares			(346,315)
Number of options, End of the year (in shares) | shares			4,817,143		7,133,593
Vested and expected to vest, End of the year (in shares) | shares		13,480,316	13,480,316					13,480,316
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Granted (in dollars per share)		¥ 0.13		$ 0.69		$ 2.17
Beginning balance (in dollars per share)		2.54
Granted (in dollars per share)		0.13
Vested and issued (in dollars per share)		1.85
Forfeiture due to disposal of BEST Network (in dollars per share)		2.45
Ending balance (in dollars per share)		1.95		2.54
Weighted-average remaining contractual term
Weighted average grant-date fair value of equity awards granted		¥ 0.13		$ 0.69		$ 2.17
Unrecognized share-based compensation expenses of unvested and vested but not exercisable		¥ 21,300	¥ 21,300					$ 3,019,000
Estimated weighted-average amortization period			1 year 6 months 14 days
Restricted shares to non-employees | Stock Incentive Plan 2017 [Member]
Number of options
Number of options, Granted (in shares) | shares			150,000		160,000		80,000